633 West Fifth Street, Suite 4000 Los Angeles, California 90071-2007 Tel: (213) 485-1234 Fax: (213) 891-8763 www.lw.com FIRM / AFFILIATE OFFICES
August 2, 2004 VIA EDGAR Securities and Exchange Commission	Boston Brussels Chicago Frankfurt Hamburg Hong Kong London Los Angeles Milan Moscow	New Jersey New York Northern Virginia Orange County Paris San Diego San Francisco Silicon Valley Singapore Tokyo Washington, D.C.

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Digital Realty Trust, Inc.

Form S-11 Registration Statement

Registration No. 333-

Ladies and Gentlemen:

On behalf of Digital Realty Trust, Inc., a Maryland corporation (the “Company”), we enclose for filing the Company’s Registration Statement on Form S-11 under the Securities Act of 1933, as amended, relating to the proposed offering of shares of the Company’s common stock to be listed on the New York Stock Exchange.

Concurrently herewith, the amount of $46,815.02 has been submitted via wire transfer to the Securities and Exchange Commission’s account at Mellon Bank in payment of the filing fee.

In the event that the Staff has any questions or comments, please contact the undersigned at (213) 485-1234. Thank you for your assistance and cooperation.

Very truly yours,

/S/    JULIAN T. H. KLEINDORFER

of LATHAM & WATKINS LLP